CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY $ in Thousands	CAD ($) shares	Share Capital CAD ($) shares	Warrants CAD ($)	Options CAD ($)	Contributed Surplus CAD ($)	Deficit CAD ($)	Accumulated other comprehensive income (loss) CAD ($)
Balance (in shares) at Mar. 31, 2021 | shares		157,454,415
Balance at Mar. 31, 2021	$ 86,118	$ 100,676	$ 11,166	$ 7,158	$ 124	$ (33,030)	$ 24
Changes in equity [abstract]
Number of Shares Issued Through Contingent Consideration, Equity | shares		2,690,078
Shares issued on contingent liability Adelia milestones	4,251	$ 4,251
Increase (Decrease) Through Issuance of Warrants, Equity		$ (1,332)	1,332
Number Of Shares Issued Through Exercise Of Warrants, Equity | shares		3,231,261
Increase (decrease) through exercise of warrants, equity	$ 2,928	$ 4,043	(1,115)
Options exercised (in shares) | shares	1,588,300	1,588,300
Increase (decrease) through exercise of options, equity	$ 1,342	$ 2,306		(964)
(Increase (Decrease) Through Share Options Forfeited In Share Based Payment Award, Equity				(401)	401
Increase (decrease) through share-based payment transactions, equity	18,030		40	17,990
Number Of Shares Issued Through Share Offering, Equity | shares		10,147,600
Increase (Decrease) Through Share Offering, Equity	31,507	$ 31,507
Unrealized gain on translation of foreign operations	(390)						(390)
Profit (loss)	(67,631)					(67,631)
Balance at Mar. 31, 2022	76,155	$ 141,451	11,423	23,783	525	(100,661)	(366)
Balance (in shares) at Mar. 31, 2022 | shares		175,111,654
Changes in equity [abstract]
Number of Shares Issued Through Contingent Consideration, Equity | shares		3,603,742
Shares issued on contingent liability Adelia milestones	2,988	$ 2,988
Increase (Decrease) Through Issuance of Warrants, Equity		$ (6)	6
Number Of Shares Issued Through Exercise Of Warrants, Equity | shares		1,164,638
Increase (decrease) through exercise of warrants, equity	362	$ 527	(165)
(Increase (Decrease) Through Share Options Forfeited In Share Based Payment Award, Equity				(1,180)	1,180
Increase (decrease) through expiration of warrants, equity			(397)		397
Increase (decrease) through share-based payment transactions, equity	4,686		6	4,680
Number Of Shares Issued Through Share Offering, Equity | shares		20,754,120
Increase (Decrease) Through Share Offering, Equity	13,202	$ 13,202
Unrealized gain on translation of foreign operations	(1,669)						(1,669)
Profit (loss)	(47,490)					(47,490)
Balance at Mar. 31, 2023	$ 48,234	$ 158,162	$ 10,873	$ 27,283	$ 2,102	$ (148,151)	$ (2,035)
Balance (in shares) at Mar. 31, 2023 | shares		200,634,154